Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000251148 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large CapCore ETF
Class Name	Federated Hermes MDT Large CapCore ETF
Trading Symbol	FLCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Core ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Core ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies.
Top Contributors to Performance
  An overweight position in companies with depressed prices and no significant financing required contributed positively to Fund relative performance.
  By sector, stock selection in Health Care, Consumer Discretionary and Financials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in GE Vernova Inc., Five Below, Inc. and Elanco Animal Health, Inc.
Top Detractors from Performance
  Poor stock selection among companies with flat or improving earnings to price ratios and neutral to high analyst conviction detracted from Fund relative performance.
  By sector, stock selection in Information Technology detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Nutanix, Inc. (Class A), Adobe Inc. and GoDaddy, Inc. (Class A).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Large Cap Core ETF at NAV	13.14%	17.26%
Russell 3000® Index	17.02%	17.22%
Russell 1000® Index	16.73%	17.49%
Morningstar Large Blend Funds Category Average	15.30%	15.32%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 61,418,758
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 112,748
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$61,418,758
Number of Investments	150
Portfolio Turnover	72%
Total Advisory Fees Paid	$112,748

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
C000251149 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth ETF
Class Name	Federated Hermes MDT Large Cap Growth ETF
Trading Symbol	FLCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Growth ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies with higher forecasted growth values relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with flat or worsening earnings to price ratios and negative analyst conviction contributed positively to Fund relative performance.
  By sector, stock selection in Consumer Discretionary and Financials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Five Below, Inc., GE Vernova Inc. and Viking Holdings Ltd.
Top Detractors from Performance
  Poor stock selection among companies with high adjusted volatility and positive analyst conviction detracted from Fund relative performance.
  By sector, stock selection in Information Technology detracted from performance.
  Top individual Fund holdings that detracted from performance were an overweight position in Nutanix, Inc. (Class A), Fortinet, Inc. and GoDaddy, Inc. (Class A).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Large Cap Growth ETF at NAV	11.67%	16.82%
Russell 3000® Index	17.02%	17.22%
Russell 1000® Growth Index	14.78%	18.18%
Morningstar Large Growth Funds Category Average	12.86%	15.83%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 399,963,970
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 968,611
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$399,963,970
Number of Investments	95
Portfolio Turnover	68%
Total Advisory Fees Paid	$968,611

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 3000 Growth Index.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000251150 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value ETF
Class Name	Federated Hermes MDT Large Cap Value ETF
Trading Symbol	FLCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Large Cap Value ETF	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large capitalization U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with solid one-year returns, very high analyst conviction and low structural earnings contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Financials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in AppLovin Corp. (Class A), Interactive Brokers Group, Inc. (Class A) and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  Weak stock selection among companies with attractive valuations and negative analyst conviction detracted from Fund relative performance.
  By sector, unfavorable stock selection in Materials and Communication Services detracted from performance.
  Top individual Fund holdings that detracted from performance included overweight positions in Advance Auto Parts, Inc. and PVH Corp. and an underweight position in Walmart, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Large Cap Value ETF at NAV	15.80%	18.08%
Russell 3000® Index	17.02%	17.22%
Russell 1000® Value Index	18.36%	16.43%
Morningstar Large Value Funds Category Average	17.00%	15.18%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 71,159,328
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 142,252
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$71,159,328
Number of Investments	126
Portfolio Turnover	68%
Total Advisory Fees Paid	$142,252

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective April 28, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in large-cap value investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000 Index, and value investments will be defined as companies with value characteristics that meet the applicable parameters for inclusion in the Russell 3000 Value Index.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000251151 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small CapCore ETF
Class Name	Federated Hermes MDT Small CapCore ETF
Trading Symbol	FSCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Small Cap Core ETF	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small capitalization U.S. companies.
Top Contributors to Performance
  An overweight position in and solid stock selection among companies with depressed 1-year return and significant financing not required contributed to Fund relative performance.
  By sector, stock selection in Health Care, Financials and Industrials aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in SSR Mining, Inc., Powell Industries, Inc. and Primoris Services Corporation.
Top Detractors from Performance
  An underweight position in and weak stock selection among companies with significant external financing required detracted from Fund relative performance.
  By sector, stock selection in Information Technology and Consumer Staples detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in MGP Ingredients, Inc., Helen of Troy Limited and Sprouts Farmers Market, Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: July 31, 2024 through February 28, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception[1]
Federated Hermes MDT Small Cap Core ETF at NAV	23.04%	14.02%
Russell 3000® Index	17.02%	17.22%
Russell 2000® Index	23.34%	12.12%
Morningstar Small Blend Funds Category Average	17.85%	9.62%
[1]	Commenced operations on July 31, 2024.

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 153,556,036
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 149,215
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$153,556,036
Number of Investments	302
Portfolio Turnover	74%
Total Advisory Fees Paid	$149,215

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)